SSGA Funds

SUPPLEMENT DATED NOVEMBER 3, 2015

TO

PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

SSGA DYNAMIC SMALL CAP FUND

CLASS A	CLASS C	CLASS I	CLASS K
(TICKER SYMBOL: SSSDX)	(TICKER SYMBOL: SSSHX)	(TICKER SYMBOL: SSSJX)	(TICKER SYMBOL: SSSKX)

Effective immediately, the Prospectus is hereby revised as follows.

The second paragraph under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSGA Dynamic Small Cap Fund is replaced with the following:

Anna Mitelman Lester, CFA and John O’Connell serve as portfolio managers of the Fund. They have managed the Fund since October 2010 and November 2015, respectively.

The information relating to SSGA Dynamic Small Cap Fund under the heading “Fund Management,” sub-heading “Portfolio Management” is replaced with the following:

Anna Mitelman Lester

Ms. Lester is a Vice President of SSGA and a Senior Portfolio Manager for the Active Quantitative Equities Team. She has substantial experience developing quantitative strategies and managing investment portfolios using quantitative disciplines. Prior to joining SSGA, Ms. Lester was an analyst and portfolio manager at Putnam Investments and its subsidiary PanAgora Asset Management. Ms. Lester holds a BA in Computer Science and Mathematics from Wellesley College and an MBA from the MIT Sloan School of Management. She is a member of the Boston Security Analysts Society and CFA Institute.

John O’Connell

Mr. O’Connell is a Vice President of SSGA and a Senior Portfolio Manager in Active Quantitative Equities Team. Prior to this, he was a Portfolio Manager in the Global Enhanced Equity team which he joined after working as an Investment Associate in the Global Structured Products Group. Mr. O’Connell received his MBA from Boston University, and graduated from the University of Rochester with a BA in History.

The remainder of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSGA Funds

SUPPLEMENT DATED NOVEMBER 3, 2015

TO

PROSPECTUS

DATED DECEMBER 18, 2014, AS AMENDED SEPTEMBER 4, 2015

SSGA DYNAMIC SMALL CAP FUND

CLASS N

(TICKER SYMBOL: SVSCX)

Effective immediately, the Prospectus is hereby revised as follows.

The second paragraph under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSGA Dynamic Small Cap Fund is replaced with the following:

Anna Mitelman Lester, CFA and John O’Connell serve as portfolio managers of the Fund. They have managed the Fund since October 2010 and November 2015, respectively.

The information relating to SSGA Dynamic Small Cap Fund under the heading “Fund Management,” sub-heading “Portfolio Management” is replaced with the following:

Anna Mitelman Lester

Ms. Lester is a Vice President of SSGA and a Senior Portfolio Manager for the Active Quantitative Equities Team. She has substantial experience developing quantitative strategies and managing investment portfolios using quantitative disciplines. Prior to joining SSGA, Ms. Lester was an analyst and portfolio manager at Putnam Investments and its subsidiary PanAgora Asset Management. Ms. Lester holds a BA in Computer Science and Mathematics from Wellesley College and an MBA from the MIT Sloan School of Management. She is a member of the Boston Security Analysts Society and CFA Institute.

John O’Connell

Mr. O’Connell is a Vice President of SSGA and a Senior Portfolio Manager in Active Quantitative Equities Team. Prior to this, he was a Portfolio Manager in the Global Enhanced Equity team which he joined after working as an Investment Associate in the Global Structured Products Group. Mr. O’Connell received his MBA from Boston University, and graduated from the University of Rochester with a BA in History.

The remainder of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SVSCXPROSUPP1

SSGA Funds

SUPPLEMENT DATED NOVEMBER 3, 2015

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2014, AS SUPPLEMENTED SEPTEMBER 4, 2015

SSGA DYNAMIC SMALL CAP FUND

CLASS N	CLASS A	CLASS C	CLASS I	CLASS K
(TICKER SYMBOL: SVSCX)	(TICKER SYMBOL: SSSDX)	(TICKER SYMBOL: SSSHX)	(TICKER SYMBOL: SSSJX)	(TICKER SYMBOL: SSSKX)

Effective immediately, the Statement of Additional Information is hereby revised as follows.

The information pertaining to Marc Reinganum under the section entitled “Investment Advisory and Other Services” sub-section “Other Accounts Managed”, beginning on page 49 of the SAI, is deleted in its entirety and replaced with the following:

Other Accounts Managed as of September 30, 2015

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles		Assets Under Management (in billions)		Number of Other Types of Accounts		Assets Under Management (in billions)		Asset Total (in billions)

SSGA Dynamic Small Cap Fund
John O’Connell	5	$0.34	29	*	$5.24	*	31	**	$9.49	**	$15.07

*	Includes 19 accounts (totaling $3.76 billion in assets under management) with performance based fees.
**	Includes 6 accounts (totaling $1.23 billion in assets under management) with performance based fees.

The information pertaining to Marc Reinganum under the section entitled “Investment Advisory and Other Services,” sub-section “Ownership of Securities”, beginning on page 50 of the SAI, is deleted in its entirety. John O’Connell did not beneficially own any shares of any of the SSGA Funds as of September 30, 2015.

The remainder of the Statement of Additional Information remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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